Net Loss From Continuing Operations - Gains on financial liabilities at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) From Continuing Operations [Abstract]
Gains on earnout liabilities	$ 14,969	$ 7,767	$ 110,276
Gains on earn-in liabilities	8,297	4,305	61,124
Gains on warrant liabilities	4,912	4,045	34,825
Losses on redeemable preferred shares	0	0	(287)
Gains (losses) on financial liabilities at fair value through profit or loss	$ 28,178	$ 16,117	$ 205,938